Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software, systems and acquired technology	$ 1,646	¥ 11,460	¥ 1,874
Less: Accumulated amortization	(381)	(2,650)	(343)
Total intangible assets, net	$ 1,265	¥ 8,810	¥ 1,531